Vanguard Consumer Discretionary Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (98.9%)
Auto Components (2.8%)
	Aptiv plc	259,584	19,560
	BorgWarner Inc.	234,557	7,541
	Gentex Corp.	282,847	7,479
	Lear Corp.	65,443	6,940
	Autoliv Inc.	96,193	6,116
*	Fox Factory Holding Corp.	53,924	3,888
	LCI Industries	35,819	3,544
*	Visteon Corp.	42,273	3,044
	Dana Inc.	235,736	2,980
*	Dorman Products Inc.	42,118	2,945
	Goodyear Tire & Rubber Co.	375,202	2,855
*	Adient plc	150,772	2,565
	Cooper Tire & Rubber Co.	96,202	2,475
*	Gentherm Inc.	58,948	2,399
*,^	Veoneer Inc.	211,180	2,277
*	Delphi Technologies plc	174,800	2,251
*	American Axle & Manufacturing Holdings Inc.	274,035	1,948
	Standard Motor Products Inc.	43,364	1,845
*	Stoneridge Inc.	84,914	1,748
*	Garrett Motion Inc.	278,682	1,441
*	Tenneco Inc. Class A	196,163	1,326
*	Motorcar Parts of America Inc.	66,392	1,050
*	Modine Manufacturing Co.	184,190	985
*	Cooper-Standard Holdings Inc.	64,277	674
			89,876
Automobiles (5.1%)
*	Tesla Inc.	112,418	93,869
	General Motors Co.	1,274,084	32,973
	Ford Motor Co.	3,928,365	22,431
	Thor Industries Inc.	66,494	5,732
	Harley-Davidson Inc.	195,505	4,172
	Winnebago Industries Inc.	50,699	2,758
			161,935
Distributors (1.1%)
	Genuine Parts Co.	153,124	12,772
	Pool Corp.	42,987	11,564
*	LKQ Corp.	322,236	8,849
	Core-Mark Holding Co. Inc.	85,291	2,386
*	Funko Inc. Class A	73,361	415
			35,986
Diversified Consumer Services (2.1%)
*	Chegg Inc.	134,123	8,192
	Service Corp. International	201,874	7,960
*	Bright Horizons Family Solutions Inc.	65,823	7,364

*	Grand Canyon Education Inc.	57,503	5,612
*	ServiceMaster Global Holdings Inc.	168,419	5,541
*	frontdoor Inc.	106,475	4,861
	Strategic Education Inc.	27,437	4,654
	H&R Block Inc.	251,647	4,278
*	Adtalem Global Education Inc.	84,158	2,816
	Graham Holdings Co. Class B	7,405	2,653
*	Perdoceo Education Corp.	133,975	2,181
*	Laureate Education Inc. Class A	219,080	2,132
*	K12 Inc.	85,751	2,111
*	WW International Inc.	86,075	2,057
*	American Public Education Inc.	49,048	1,541
	Carriage Services Inc. Class A	64,620	1,210
^	OneSpaWorld Holdings Ltd.	165,358	1,081
*	Regis Corp.	95,028	1,000
*	Houghton Mifflin Harcourt Co.	406,491	622
			67,866
Hotels, Restaurants & Leisure (17.4%)
	McDonald's Corp.	741,172	138,095
	Starbucks Corp.	1,180,210	92,045
	Yum! Brands Inc.	300,206	26,938
*	Chipotle Mexican Grill Inc.	26,304	26,407
	Marriott International Inc. Class A	276,493	24,470
	Hilton Worldwide Holdings Inc.	279,688	22,182
	Las Vegas Sands Corp.	351,044	16,829
	Domino's Pizza Inc.	39,899	15,395
	Darden Restaurants Inc.	137,393	10,560
	Royal Caribbean Cruises Ltd.	195,359	10,133
	MGM Resorts International	518,350	8,905
	Wynn Resorts Ltd.	105,492	8,785
	Vail Resorts Inc.	44,200	8,766
^	Carnival Corp.	527,534	8,303
*	Caesars Entertainment Corp.	624,073	7,108
	Aramark	259,268	6,712
	Dunkin' Brands Group Inc.	95,918	6,126
*	Planet Fitness Inc. Class A	93,747	6,059
	Churchill Downs Inc.	43,575	5,781
*	Penn National Gaming Inc.	165,597	5,433
	Wyndham Hotels & Resorts Inc.	112,629	5,173
*	Norwegian Cruise Line Holdings Ltd.	324,775	5,086
	Wendy's Co.	234,551	4,987
	Marriott Vacations Worldwide Corp.	51,453	4,622
	Wingstop Inc.	37,039	4,517
	Texas Roadhouse Inc.	85,078	4,411
	Choice Hotels International Inc.	48,399	3,912
	Wyndham Destinations Inc.	121,481	3,863
*,^	Eldorado Resorts Inc.	100,364	3,559
	Cracker Barrel Old Country Store Inc.	32,805	3,514
	Papa John's International Inc.	41,372	3,223
	Extended Stay America Inc.	268,780	3,091
	Hyatt Hotels Corp. Class A	54,163	2,984
	Boyd Gaming Corp.	137,093	2,931
*	Hilton Grand Vacations Inc.	132,285	2,849
*	Shake Shack Inc. Class A	50,613	2,812
	Six Flags Entertainment Corp.	120,101	2,760
	Jack in the Box Inc.	37,360	2,504
	Brinker International Inc.	89,092	2,348

Red Rock Resorts Inc. Class A	163,569	2,257
* SeaWorld Entertainment Inc.	117,164	2,116
* Scientific Games Corp.	133,799	2,105
Cheesecake Factory Inc.	93,825	2,015
Bloomin' Brands Inc.	168,800	1,926
Dine Brands Global Inc.	41,202	1,870
Dave & Buster's Entertainment Inc.	135,158	1,783
* Denny's Corp.	161,679	1,753
* Everi Holdings Inc.	281,279	1,747
BJ's Restaurants Inc.	73,076	1,587
Twin River Worldwide Holdings Inc.	66,529	1,391
* Monarch Casino & Resort Inc.	30,769	1,235
* Accel Entertainment Inc.	111,895	1,135
* El Pollo Loco Holdings Inc.	73,263	1,016
* Chuy's Holdings Inc.	63,393	1,014
Ruth's Hospitality Group Inc.	123,837	1,004
* Lindblad Expeditions Holdings Inc.	113,794	893
* Golden Entertainment Inc	69,247	845
* Del Taco Restaurants Inc.	106,288	648
* Carrols Restaurant Group Inc.	140,992	605
* Red Robin Gourmet Burgers Inc.	41,903	581
* Fiesta Restaurant Group Inc.	69,480	572
* PlayAGS Inc.	108,557	566
* Playa Hotels & Resorts NV	180,575	471
BBX Capital Corp.	223,757	401
* Target Hospitality Corp.	136,937	326
* Biglari Holdings Inc. Class B	3,369	205
* Biglari Holdings Inc. Class A	143	43
		556,288
Household Durables (5.2%)
DR Horton Inc.	353,669	19,558
Lennar Corp. Class A	281,419	17,015
Garmin Ltd.	149,844	13,511
* NVR Inc.	3,683	11,865
PulteGroup Inc.	292,354	9,931
Whirlpool Corp.	69,111	8,419
* Mohawk Industries Inc.	71,230	6,639
Newell Brands Inc.	469,513	6,174
* Helen of Troy Ltd.	30,549	5,557
Toll Brothers Inc.	158,140	5,110
Leggett & Platt Inc.	164,002	5,017
* TopBuild Corp.	43,028	4,935
* Tempur Sealy International Inc.	65,926	4,300
KB Home	114,929	3,802
* Meritage Homes Corp.	52,840	3,672
* Taylor Morrison Home Corp. Class A	186,412	3,603
* iRobot Corp.	42,604	3,141
* TRI Pointe Group Inc.	215,598	3,087
MDC Holdings Inc.	86,718	2,948
* LGI Homes Inc.	33,970	2,834
* Cavco Industries Inc.	14,713	2,798
* Installed Building Products Inc.	41,879	2,692
* Skyline Champion Corp.	96,694	2,402
La-Z-Boy Inc.	89,658	2,306
* Sonos Inc.	197,707	2,147
* M/I Homes Inc.	63,336	2,121
* Century Communities Inc.	67,381	1,990

*,^	GoPro Inc. Class A	381,404	1,796
*	Universal Electronics Inc.	32,084	1,452
*	Beazer Homes USA Inc.	113,767	1,117
	Ethan Allen Interiors Inc.	94,014	1,062
*	Green Brick Partners Inc.	95,643	1,023
*	Lovesac Co.	41,651	763
	Hooker Furniture Corp.	45,210	737
	Tupperware Brands Corp.	186,957	604
*	Legacy Housing Corp.	28,648	373
			166,501
Internet & Direct Marketing Retail (27.9%)
*	Amazon.com Inc.	278,977	681,365
*	Booking Holdings Inc.	42,195	69,175
*	MercadoLibre Inc.	44,232	37,671
	eBay Inc.	809,018	36,843
*,^	Wayfair Inc.	67,698	11,614
	Expedia Group Inc.	142,706	11,342
*	Etsy Inc.	127,382	10,315
*	Grubhub Inc.	106,589	6,048
*	Stamps.com Inc.	21,630	4,286
*	Qurate Retail Group Inc. QVC Group Class A	509,469	4,195
*	Chewy Inc.	77,890	3,461
*,^	Stitch Fix Inc. Class A	99,848	2,308
	PetMed Express Inc.	52,265	1,887
	Shutterstock Inc.	48,071	1,823
*,^	Overstock.com Inc.	94,777	1,741
*	Quotient Technology Inc.	246,910	1,719
*	1-800-Flowers.com Inc. Class A	70,731	1,566
*	RealReal Inc.	81,942	1,099
*	Groupon Inc.	856,087	1,092
*,^	Revolve Group Inc.	60,214	847
*,^	Duluth Holdings Inc.	78,519	356
*	Lands' End Inc.	51,239	322
			891,075
Leisure Products (1.5%)
	Hasbro Inc.	140,143	10,302
	Polaris Inc.	69,436	6,065
	Brunswick Corp.	96,216	5,293
*	Mattel Inc.	465,259	4,285
*	YETI Holdings Inc.	108,823	3,493
*	Peloton Interactive Inc. Class A	63,782	2,691
	Callaway Golf Co.	163,209	2,500
	Acushnet Holdings Corp.	71,683	2,396
	Sturm Ruger & Co. Inc.	34,449	2,148
*	Malibu Boats Inc. Class A	42,462	2,001
*	Vista Outdoor Inc.	194,471	1,888
*	American Outdoor Brands Corp.	153,693	1,817
	Johnson Outdoors Inc. Class A	16,050	1,246
*	MasterCraft Boat Holdings Inc.	72,023	1,070
*	Smith & Wesson Brands Inc.	544	6
			47,201
Multiline Retail (4.8%)
	Target Corp.	499,777	61,138
	Dollar General Corp.	253,507	48,549
*	Dollar Tree Inc.	239,854	23,475
*	Ollie's Bargain Outlet Holdings Inc.	68,412	6,256

	Kohl's Corp.	210,065	4,037
^	Macy's Inc.	507,046	3,225
	Nordstrom Inc.	172,567	2,783
	Big Lots Inc.	71,323	2,764
^	Dillard's Inc. Class A	35,519	1,066
			153,293
Other (0.0%)1
*,§ Media General Inc. CVR		69,182	3

Specialty Retail (23.4%)
	Home Depot Inc.	1,071,062	266,138
	Lowe's Cos. Inc.	774,878	101,005
	TJX Cos. Inc.	1,186,988	62,626
	Ross Stores Inc.	358,753	34,785
*	O'Reilly Automotive Inc.	76,499	31,918
*	AutoZone Inc.	24,066	27,624
	Best Buy Co. Inc.	236,490	18,468
*	CarMax Inc.	169,911	14,961
	Tractor Supply Co.	122,060	14,894
*	Burlington Stores Inc.	69,412	14,554
	Tiffany & Co.	112,689	14,439
*	Ulta Beauty Inc.	57,063	13,924
	Advance Auto Parts Inc.	74,139	10,329
	Williams-Sonoma Inc.	89,835	7,475
*,^	Carvana Co.	73,178	6,804
*	Five Below Inc.	64,623	6,763
*	Floor & Decor Holdings Inc. Class A	100,759	5,239
	L Brands Inc.	310,333	5,024
*	Rh	20,711	4,492
*	Murphy USA Inc.	37,166	4,315
	Foot Locker Inc.	138,778	3,844
	Lithia Motors Inc. Class A	30,969	3,735
	Aaron's Inc.	97,002	3,580
	Dick's Sporting Goods Inc.	97,832	3,528
*	AutoNation Inc.	83,970	3,315
*	National Vision Holdings Inc.	119,766	3,207
	Gap Inc.	354,382	3,154
	Monro Inc.	51,492	2,837
*	Sally Beauty Holdings Inc.	211,710	2,761
	American Eagle Outfitters Inc.	275,252	2,521
*	Asbury Automotive Group Inc.	34,056	2,462
	Office Depot Inc.	991,759	2,450
	Rent-A-Center Inc.	91,014	2,317
	Group 1 Automotive Inc.	36,258	2,282
	Penske Automotive Group Inc.	62,228	2,225
^	Bed Bath & Beyond Inc.	301,129	2,189
*	Urban Outfitters Inc.	120,570	2,042
*	Sleep Number Corp.	62,046	1,934
	Camping World Holdings Inc. Class A	90,024	1,907
	Sonic Automotive Inc. Class A	67,854	1,783
*	Zumiez Inc.	73,154	1,783
^	Children's Place Inc.	42,418	1,766
	Abercrombie & Fitch Co.	151,821	1,764
*	America's Car-Mart Inc.	21,368	1,700
	Signet Jewelers Ltd.	161,161	1,700
*	Boot Barn Holdings Inc.	76,220	1,637
*	MarineMax Inc.	82,126	1,563

	Guess? Inc.		150,192	1,437
	Designer Brands Inc. Class A		231,852	1,421
	Buckle Inc.		100,446	1,414
*	Hibbett Sports Inc.		66,147	1,278
	Winmark Corp.		8,167	1,175
	Caleres Inc.		153,462	1,100
*	Lumber Liquidators Holdings Inc.		109,732	1,091
*,^	Michaels Cos. Inc.		280,205	1,082
	Haverty Furniture Cos. Inc.		60,047	1,039
*	Genesco Inc.		53,275	985
*	At Home Group Inc.		195,736	928
*,^	GameStop Corp. Class A		226,816	921
	Shoe Carnival Inc.		35,230	916
	Cato Corp. Class A		87,267	847
*	Conn's Inc.		83,104	600
	Chico's FAS Inc.		435,908	588
*	Express Inc.		231,876	454
^	Tailored Brands Inc.		178,225	230
*,^	Party City Holdco Inc.		63,225	82
				749,351
Textiles, Apparel & Luxury Goods (7.6%)
	NIKE Inc. Class B		1,221,439	120,409
*	Lululemon Athletica Inc.		122,637	36,803
	VF Corp.		340,601	19,108
*	Deckers Outdoor Corp.		33,706	6,152
*	Skechers USA Inc. Class A		168,099	5,265
	Carter's Inc.		55,095	4,733
	Tapestry Inc.		347,269	4,723
	Ralph Lauren Corp.		62,200	4,697
	Hanesbrands Inc.		457,956	4,515
	PVH Corp.		93,516	4,252
	Columbia Sportswear Co.		45,143	3,298
*	Capri Holdings Ltd.		215,309	3,238
*	Crocs Inc.		108,054	3,096
	Steven Madden Ltd.		128,721	3,028
	Wolverine World Wide Inc.		135,625	2,840
*	Under Armour Inc. Class A		318,538	2,787
*	Under Armour Inc. Class C		335,684	2,639
	Levi Strauss & Co. Class A		146,313	1,974
	Oxford Industries Inc.		44,246	1,886
	Kontoor Brands Inc.		121,566	1,777
*	G-III Apparel Group Ltd.		158,068	1,633
*	Unifi Inc.		52,980	727
	Movado Group Inc.		62,707	658
*	Fossil Group Inc.		183,456	560
*	Vera Bradley Inc.		89,956	472
	Culp Inc.		26,226	202
				241,472

Total Common Stocks (Cost $2,913,164)				3,160,847
		Coupon
Temporary Cash Investment (1.6%)
2,3 Vanguard Market Liquidity Fund (Cost
	$51,074)	0.307%	510,930	51,093

Total Investments (100.5%) (Cost $2,964,238)	3,211,940

Other Assets and Liabilities -Net (-0.5%)3,4	(15,915)
Net Assets (100%)	3,196,025
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,747,000.
§ Security value determined using significant unobservable inputs.
1 “Other” represents securities that are not classified by the fund's benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $25,986,000 was received for securities on loan.
4 Cash of $214,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)

						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index			June 2020	51	7,757	(8)

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
Tesla Inc.	2/2/21	GSI	23,975	(0.172)	1,074	—

1 Payment received/paid monthly.
GSI—Goldman Sachs International.

At May 31, 2020, a counterparty had deposited in a segregated account securities with a value of
$214,000 in connection with open swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Consumer Discretionary Index Fund

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily s ettlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Consumer Discretionary Index Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	3,160,844	—	3	3,160,847
Temporary Cash Investments	51,093	—	—	51,093
Total	3,211,937	—	3	3,211,940
Derivative Financial Instruments
Assets
Swap Contracts	—	1,074	—	1,074
Liabilities
Futures Contracts[1]	3	—	—	3
1 Represents variation margin on the last day of the reporting period.